Contingent Liabilities and Commitments_Acceptances And Guarantees By Industry(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 6,743,238	₩ 5,587,316
Unconfirmed guarantees	2,500,005	2,432,183
Total	₩ 9,243,243	₩ 8,019,499
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 260,974	₩ 72,071
Unconfirmed guarantees	23,999	3,736
Total	₩ 284,973	₩ 75,807
Proportion (%)	3.08%	0.95%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 3,373,220	₩ 2,981,245
Unconfirmed guarantees	1,627,840	1,451,657
Total	₩ 5,001,060	₩ 4,432,902
Proportion (%)	54.11%	55.27%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,187,516	₩ 931,680
Unconfirmed guarantees	88,158	84,586
Total	₩ 1,275,674	₩ 1,016,266
Proportion (%)	13.80%	12.67%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,126,976	₩ 998,333
Unconfirmed guarantees	597,998	723,367
Total	₩ 1,724,974	₩ 1,721,700
Proportion (%)	18.66%	21.47%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 467,114	₩ 280,146
Unconfirmed guarantees	20,590	40,988
Total	₩ 487,704	₩ 321,134
Proportion (%)	5.28%	4.00%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 107,481	₩ 165,571
Unconfirmed guarantees	81,895	36,256
Total	₩ 189,376	₩ 201,827
Proportion (%)	2.05%	2.52%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 219,957	₩ 158,270
Unconfirmed guarantees	59,525	91,593
Total	₩ 279,482	₩ 249,863
Proportion (%)	3.02%	3.12%